Consolidated statements of changes in equity - EUR (€) € in Millions		Total		Attributable to equity holders of Sanofi	Share capital	Additional paid-in capital	Treasury shares	Reserves and retained earnings	Stock options and other share- based payments	Other comprehensive income	Attributable to non- controlling interests
Beginning balance at Dec. 31, 2022		€ 75,152		€ 74,784	€ 2,522	€ 125	€ (706)	€ 66,734	€ 4,658	€ 1,451	€ 368
Other comprehensive income for the period		(1,603)		(1,590)				(77)		(1,513)	(13)
Net income for the period		5,436	[1]	5,400				5,400			36
Comprehensive income		3,833		3,810				5,323		(1,513)	23
Dividend paid out of earnings		(4,454)		(4,454)				(4,454)
Payment of dividends to non-controlling interests		(59)		0							(59)
Share repurchase program	[2]	(593)		(593)			(593)
Share-based payment plans:
Exercise of stock options	[2]	37		37	1	36
Issuance of restricted shares and vesting of existing restricted shares	[2],[3]	0		0	3	(3)	115	(115)
Employee share ownership plan	[2]	159		159	4	155
Value of services obtained from employees		283		283					283
Tax effects on share-based payments		3		3					3
Other changes arising from issuance of restricted shares	[4]	2		2			0	2
Other changes in non-controlling interests	[5]	(10)		9			0	9			(19)
Ending balance at Dec. 31, 2023		€ 74,353		74,040	2,530	313	(1,184)	67,499	4,944	(62)	313
Share-based payment plans:
Dividends paid, ordinary shares per share (in EUR per share)		€ 3.56
Other comprehensive income for the period		€ 2,432		2,410				(28)		2,438	22
Net income for the period		5,618		5,560				5,560			58
Comprehensive income		8,050		7,970				5,532		2,438	80
Dividend paid out of earnings		(4,704)		(4,704)				(4,704)
Payment of dividends to non-controlling interests		(44)		0							(44)
Share repurchase program	[2]	(302)		(302)			(302)
Reduction in share capital	[2]	0		0	(12)	(492)	530	(26)
Exercise of stock options	[2]	33		33	1	32
Issuance of restricted shares and vesting of existing restricted shares	[2],[4]	0		0	3	(3)	116	(116)
Employee share ownership plan	[2]	154		154	4	150
Value of services obtained from employees		305		305					305
Tax effects on share-based payments		11		11					11
Other changes arising from issuance of restricted shares	[4]	1		1				1
Other changes in non-controlling interests (e)		0		(1)				(1)			1
Ending balance at Dec. 31, 2024		€ 77,857		77,507	2,526	0	(840)	68,185	5,260	2,376	350
Share-based payment plans:
Dividends paid, ordinary shares per share (in EUR per share)		€ 3.76
Other comprehensive income for the period		€ (4,689)		(4,645)				172		(4,817)	(44)
Net income for the period		7,851		7,813				7,813			38
Comprehensive income		3,162		3,168				7,985		(4,817)	(6)
Dividend paid out of earnings		(4,772)		(4,772)				(4,772)
Payment of dividends to non-controlling interests		(44)		0							(44)
Share repurchase program	[2]	(5,015)		(5,015)			(5,015)
Reduction in share capital	[2]	0		0	(96)	(170)	4,802	(4,536)
Exercise of stock options	[2]	15		15	1	14
Issuance of restricted shares and vesting of existing restricted shares	[2],[3]	0		0	3	(3)	0	0
Employee share ownership plan	[2]	165		165	5	160
Value of services obtained from employees		319		319					319
Tax effects on share-based payments		(7)		(7)					(7)
Other changes arising from issuance of restricted shares	[4]	15		15				15
Other changes in non-controlling interests (e)	[5]	34		0				0			34
Ending balance at Dec. 31, 2025		€ 71,710		71,376	€ 2,439	€ 1	(1,072)	€ 66,877	€ 5,572	(2,441)	€ 334
Share-based payment plans:
Dividends paid, ordinary shares per share (in EUR per share)		€ 3.92
Taxes on Share Cancellations	[6]	€ (19)		€ (19)			€ (19)			€ 0

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a)See Notes D.15.1., D.15.3., D.15.4. and D.15.5
[3]	This line includes the use of existing shares to fulfill vested rights under restricted share plans.
[4]	This line comprises the impact of the issuance of restricted shares to former employees of OPELLA in 2025 subsequent to the date on which Sanofi lost control of OPELLA. In 2023 and 2024, this line comprises the impact of the issuance of restricted shares to former employees of EUROAPI subsequent to the date on which Sanofi lost control of EUROAPI.

[5]	This line mainly comprises changes in non-controlling interests arising from divestments and acquisitions.
[6]	(b) Reflects new regulations implemented on the taxation of share cancellations in Article 95 of the French Finance Bill for 2025.